Non-financial assets and liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Non-financial assets and liabilities [Abstract]
Schedule of Property, Plant and Equipment	(a) Property, plant and equipment
	Plant and equipment $	Furniture, fittings and equipment $	Right-of-use assets $	Total $
At 30 June 2022
Cost or fair value	364,856	35,042	229,031	628,929
Accumulated depreciation	(345,343)	(34,905)	(21,945)	(402,193)
Net book amount	19,513	137	207,086	226,736
Year ended 30 June 2023
Opening net book amount	19,513	137	207,086	226,736
Additions	7,067	672	14,320	22,059
Depreciation charge	(7,203)	(131)	(41,328)	(48,662)
Closing net book amount	19,377	678	180,078	200,133
At 30 June 2023
Cost or fair value	371,923	35,714	243,351	650,988
Accumulated depreciation	(352,546)	(35,036)	(63,273)	(450,855)
Net book amount	19,377	678	180,078	200,133
Year ended 30 June 2024
Opening net book amount	19,377	678	180,078	200,133
Additions	195	-	-	195
Depreciation charge	(5,576)	(339)	(40,066)	(45,981)
Closing net book amount	13,996	339	140,012	154,347
At 30 June 2024
Cost or fair value	372,118	35,714	243,351	651,183
Accumulated depreciation	(358,122)	(35,375)	(103,339)	(496,836)
Net book amount	13,996	339	140,012	154,347

Schedule of Inventories	(b) Inventories
	30 June 2024			30 June 2023
	Current A$	Non- current A$	Total A$	Current A$	Non- current A$	Total A$
Raw materials and stores (Colostrum)	139,745	669,285	809,030	-	1,108,256	1,108,256
Work in progress	683,850		683,850	444,905	111,390	556,295
Finished goods (Travelan and Protectyn)	610,020	-	610,020	394,381	-	394,381
Other inventories	150,993	-	150,993	682	-	682
	1,584,608	669,285	2,253,893	839,968	1,219,646	2,059,614
(c) Employee benefit obligations
	2024			2023
	Current $	Non- current $	Total $	Current $	Non- current $	Total $
Leave obligations (i)	265,952	8,605	274,557	237,328	1,882	239,210
Performance bonus	256,619	-	256,619	52,080	-	52,080
	522,571	8,605	531,176	289,408	1,882	291,290

Schedule of Balance Sheet	The balance sheet shows the following amounts relating to leases:
	30 June 2024 A$	30 June 2023 A$
Right-of-use assets[1]
Properties	140,012	180,078
	140,012	180,078
Lease liabilities[2]
Current	40,556	38,767
Non-current	132,941	150,325
	173,497	189,092
1.	Included in the line item ‘property, plant and equipment’ in the consolidated balance sheet.
2.	Included in the line items ‘other current liabilities’ and ‘other non-current liabilities’ in the consolidated balance sheet.

Schedule of Statement of Profit or Loss	The statement of profit or loss shows the following amounts relating to leases:
	2024 A$	2023 A$
Depreciation charge of right-of-use assets
Properties	40,066	41,328
	40,066	41,328

Interest expense (included in finance cost)	7,576	9,652
Expense relating to short-term leases (included in other expenses)	-	-
Expense relating to leases of low-value assets that are not short-term leases (included in other expenses)	-	-
Expense relating to variable lease payments not included in lease liabilities (included in other expenses)	-	-
Cash paid for principal payments	47,293	35,015